Loss per share of common stock	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Loss per share of common stock
Loss per share of common stock

9.Loss per share of common stock

The following table sets forth the computation of basic and diluted loss per share of common stock (in thousands, except share and per share amounts):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2025	2024	2025	2024
Numerator:
Net loss	$(3,377)	$(5,652)	$(11,043)	$(22,419)
Denominator:
Weighted average shares of common stock, basic	2,219,625	928,553	1,592,483	629,303
Effect of dilutive securities	—	—	—	—
Weighted average shares of common stock, diluted	2,219,625	928,553	1,592,483	629,303
Loss per share of common stock, basic and diluted	$(1.52)	$(6.09)	$(6.93)	$(35.63)

For each of the periods presented in the above table, our basic weighted average shares of common stock include any outstanding (i) Series B warrants issued in November 2022, (ii) pre-funded warrants in June 2024 and May 2025 and (iii) vested RSUs in which their release was deferred.

Since we reported a net loss for the three and nine months ended September 30, 2025 and 2024, our potentially dilutive securities are deemed to be anti-dilutive, accordingly, there was no effect of dilutive securities. Therefore, our basic and diluted loss per share of common stock and our basic and diluted weighted average shares of common stock are the same for the three and nine months ended September 30, 2025 and 2024.

The following table sets forth the potentially dilutive securities that were not included in the calculation of diluted earnings per share of common stock as of and for the nine months ended September 30, 2025 and 2024:

	As of September 30,
	2025	2024
Stock options	420	420
RSUs	29,514	13,620
Warrants	722,644	1,170,516

10.Loss per share of common stock

The following table sets forth the computation of basic and diluted loss per share of common stock (in thousands, except share and per share amounts):

	Year Ended December 31,
	2024	2023
Numerator:
Net loss	$(27,592)	$(12,470)
Denominator:
Weighted average shares of common stock, basic	705,193	461,009
Effect of dilutive securities	—	—
Weighted average shares of common stock, diluted	705,193	461,009
Loss per share of common stock, basic and diluted	$(39.13)	$(27.05)

For each of the periods presented in the above table, our basic weighted average shares of common stock include any outstanding (i) November 2022 Series A warrants, (ii) November 2022 Series B warrants, (ii) June 2024 Pre-Funded Warrants and (iii) vested RSUs in which their release was deferred in accordance with the respective award agreement during the respective period.

Since we reported a net loss for 2024 and 2023, our potentially dilutive securities are deemed to be anti-dilutive, accordingly, there was no effect of dilutive securities. Therefore, our basic and diluted loss per share of common stock and our basic and diluted weighted average shares of common stock are the same for 2024 and 2023.

The following table sets forth the outstanding securities as of the periods presented which were not included in the calculation of diluted earnings per share of common stock for 2024 and 2023:

	As of December 31,
	2024	2023
Stock options	420	420
RSUs	14,728	12,352
Warrants	1,170,516	2,350